INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 5 – INTANGIBLE ASSETS, NET

Intangible assets, net consists of the following:

	As of
	June 30, 2025	December 31, 2024
At cost:
Software platform	$1,012,165	$1,012,165
Less: accumulated amortization	(105,375)	(85,313)
Total	$906,790	$926,852

On December 23, 2024, VSHK purchased CRUUSH platform from an independent third party in a share-based consideration of 900,000 shares of Class A Ordinary Share of the Company at the current market price of $1 per share.

CRUUSH is a blockchain enabled social eCommerce platform which enables creators to promote and post their products or services to the social media to drive their fans to purchase and receive rewards. As of June 30, 2025, the CRUUSH platform is still under development stage for editing tailor made functions to better fit VSHK’s operation, therefore, the Company has not begun the amortization for CRUUSH platform for the six months ended June 30, 2025. The Company expects the development of CRUUSH platform to be completed in the first quarter 2026.

Amortization expense for the six months ended June 30, 2025 and 2024 were $10,203 and $10,168, respectively.